Net other non-operating income	12 Months Ended
Dec. 31, 2021
Net other non-operating income [Abstract]
Net other non-operating income

40.	Net other non-operating income
Other
non-operating
income and other
non-operating
expense for the years ended December 31, 2019, 2020 and 2021 are as follows:

	2019		2020	2021
Other non-operating income
Gain on disposal of assets:
Property and equipment (*1)	~~W~~	1,452	64,427	1,836
Investment property (*1)		12,640	20,701	108
Assets held for sale		—	1,147	16,976
Lease assets		1,681	2,712	247
Right-of-use assets		1,112	3,415	2,986
Others		407	24	—

		17,292	92,426	22,153

Gain on disposal of Investments in associates		3,461	11,325	39,593
Others:
Rental income on investment property		43,777	23,890	35,887
Reversal of impairment losses on intangible asset		438	119	372
Gain from assets contributed		86	4	20
Others		82,879	66,268	64,272

		127,180	90,281	100,551

		147,933	194,032	162,297

Other non-operating expense
Loss on disposal of assets:
Property and equipment (*1)		(870)	(5,884)	(2,027)
Investment property		—	—	(2,111)
Lease assets		(3,221)	(5,538)	—
Right-of-use assets		(306)	(1,195)	(2,920)
Others		—	(64)	(1,186)

		(4,397)	(12,681)	(8,244)

Loss on disposal of investments in associates		(3,974)	(5,754)	(11,002)
Impairment loss on investments in associates		—	(9,407)	(10,719)

		(3,974)	(15,161)	(21,721)

Others:
Donations		(94,937)	(86,608)	(64,098)
Depreciation of investment properties		(17,565)	(20,165)	(21,616)
Impairment loss on property and equipment		—	—	(7,594)
Impairment loss on intangible assets		(152,081)	(41,429)	(34,916)
Write-off of intangible assets		(9,221)	(474)	(1,346)
Expenses on collection of special bonds		(7,322)	(7,978)	(11,275)
Others (*2)		(46,465)	(344,934)	(518,519)

		(327,591)	(501,588)	(659,364)

		(335,962)	(529,430)	(689,329)

Net other non-operating loss	~~W~~	(188,029)	(335,398)	(527,032)

(*1)
Gain and loss on disposal of
sale-and-leaseback
are included in gain and loss on disposal of property, plant, and equipment and gain on disposal of investment property, respectively. Gain on disposal of sale-and-leaseback
for the year ended December 31, 2020 is
~~W~~
9,761 million.

(*2)
It includes
~~W~~
284,176 million and
~~W~~
466,775 million, respectively, for the years ended December 31, 2020 and 2021 of estimated claim for damages that are highly probable to be paid in case of customer losses expected due to redemption delays of Lime CI funds.